Loans Receivable and Allowance for Loan Losses (Composition of Loans Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 560,251	$ 501,534
Deferred fees (net)	(326)	(399)
Total loans receivable	559,925	501,135
Allowance for loan losses	7,298	5,875	$ 5,708	$ 5,502
Net loans receivable	$ 552,627	$ 495,260
Percent of Loans	100.00%	100.00%
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 161,820	$ 158,139
Allowance for loan losses	$ 1,069	$ 1,323	1,441
Percent of Loans	28.90%	31.50%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 279,123	$ 261,956
Allowance for loan losses	$ 5,506	$ 3,890	3,025
Percent of Loans	49.80%	52.20%
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 18,987	$ 19,221
Allowance for loan losses	$ 90	$ 222	898
Percent of Loans	3.40%	3.90%
Commercial, financial and agricultural loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 71,090	$ 42,514
Allowance for loan losses	$ 397	$ 256	184
Percent of Loans	12.70%	8.50%
Consumer loans to individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 29,231	$ 19,704
Allowance for loan losses	$ 236	$ 184	$ 160
Percent of Loans	5.20%	3.90%